Risk Management (Details Textual)	12 Months Ended
Dec. 31, 2015
Concentration Risk [Line Items]
Number Of Banks Deposits Held	2
Potential Number Of Charterers Employing All Vessels	1
Number Of Vessels In Operation	24
Number Of Charterers Employing Vessels	12
Assets, Total [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number Of Vessels In Operation	24